Transactions with Related Parties, Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) Installment Amendment $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 16, 2016 USD ($)	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($)
Applicable Limit [Abstract]
Beginning balance		$ 178,447
Additions		9,400	$ 6,800
Ending balance	$ 178,447	178,064		$ 178,447
Accumulated Deficit [Abstract]
Amortization		688	227
Partial extinguishment of debt		0	200
Debt [Abstract]
Partial extinguishment of debt		0	(200)
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF			6,800
Intrinsic value of BCF		9,400
Consideration allocated to repurchase of BCF		0	200
Unsecured Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance		4,000	0	0
Additions			4,000
Ending balance	4,000	4,000	4,000	4,000
Debt Discount [Abstract]
Beginning balance		(4,000)	0	0
Additions			(4,000)
Ending balance	(4,000)	(4,000)	(4,000)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance		103	0	0
Amortization	78	222	225
Partial extinguishment of debt			(200)	(200)
Ending balance	103	325	25	103
Debt [Abstract]
Beginning balance		103	0	0
Amortization (Note 12)	78	222	225
Partial extinguishment of debt			(200)
Ending balance	103	325	25	103
Additional Paid-in Capital [Abstract]
Beginning balance		3,800	0	0
Intrinsic value of BCF				4,000
Consideration allocated to repurchase of BCF			(200)	(200)
Ending balance	3,800	3,800		3,800
Unsecured Revolving Convertible Promissory Note [Member]
Applicable Limit [Abstract]
Beginning balance		11,765	0	0
Additions	8,965	9,400	2,800
Ending balance	11,765	21,165	2,800	11,765
Debt Discount [Abstract]
Beginning balance		(11,765)	0	0
Additions	(8,965)	(9,400)	(2,800)
Ending balance	(11,765)	(21,165)	(2,800)	(11,765)
Accumulated Deficit [Abstract]
Beginning balance		31	0	0
Amortization	29	466	2
Ending balance	31	497	2	31
Debt [Abstract]
Beginning balance		31	0	0
Amortization (Note 12)	29	466	2
Ending balance	31	497	2	31
Additional Paid-in Capital [Abstract]
Beginning balance		11,765	$ 0	0
Intrinsic value of BCF				11,765
Intrinsic value of BCF		9,400
Ending balance	$ 11,765	$ 21,165		$ 11,765
Jelco [Member] | Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes							$ 4,000
Number of consecutive payment installments | Installment		10
Frequency of periodic payment		Semi-annual
Installment payment		$ 200
Balloon payment		$ 2,000
Maturity date		Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares		$ 0.90
Jelco [Member] | Unsecured Convertible Promissory Note [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments that can be deferred | Installment		3
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares						$ 0.90
Additional Paid-in Capital [Abstract]
Maximum principal amount available to be drawn					$ 21,165	$ 6,765
Decrease in Applicable Limit					$ (3,100)	$ (1,000)
Number of amendments | Amendment		7
Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member] | Maximum [Member]
Additional Paid-in Capital [Abstract]
Tenor of note		5 years